Shareholder Fees - VIPInternationalIndexPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
VIPInternationalIndexPortfolio-InitialServiceService2PRO | VIP International Index Portfolio
Shareholder Fees:
(fees paid directly from your investment)